Notes Receivable - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Receivable - Related Party

5. NOTES RECEIVABLE – RELATED PARTY

On July 9, 2018, we entered into a loan agreement with Ryde Holding Inc. (“Ryde”) (formerly “WENN Digital Inc.”) whereby we provided to Ryde a loan in the principal amount of $750,000. The principal amount of the loan bears interest at the rate of 2% per annum, provided, however, any amounts not paid when due will immediately commence accruing interest at the default rate of 10% per annum. The principal amount of the loan, any accrued and unpaid interest thereon, and any other amounts owing under the loan maters on the earlier of (i) March 9, 2019 and (ii) the closing by Ryde of a minimum of $3,000,000 in financings, in the aggregate, whether through the sale of KodakCoins, equity or otherwise. Ryde can prepay all outstanding amounts on 10 days’ notice to our company.

As a condition for entering into the loan agreement, Ryde GmbH, a subsidiary of Ryde, provided a corporate guarantee dated July 9, 2018 to our company, pursuant to which Ryde GmbH unconditionally guaranteed and promised to pay our company on demand all amounts that become due from Ryde under the loan agreement with Ryde and any other amounts that we may in the future loan or advance to Ryde.

Also, as a condition for entering into the loan agreement, Ryde entered into the amendment no. 2, dated as of July 9, 2018, to the business service agreement dated December 29, 2017 as amended as of March 15, 2018, with our company. Pursuant to the amendment no. 2, our company and RYDE agreed that each party will be responsible for its respective expenses and agreed not to charge any out of pocket expenses to the other party unless expressly approved by the other party in advance in writing. As of September 30, 2018, interest of $3,411 has been earned.

On July 27, 2018, we entered into a loan agreement with Ryde whereby we provided to Ryde a loan in the principal amount of $500,000. This loan is unsecured, will mature on the earlier of eight (8) months from the date of issuance or the closing by Ryde of a minimum of $4,250,000 in financings, in the aggregate, whether through the sale of KodakCoins, equity, or otherwise and will bear interest at the rate of 12% interest per annum. However, any amounts not paid when due shall immediately commence accruing interest at the default rate of 18% per annum. As of September 30, 2018, interest of $8,351 has been earned.

	Effective Date	Maturity Date	Rate	Principal	Interest	Total
Note 1	07-09-2018	03-09-2018	2%	$750,000	$3,411	$753,411
Note 2(1)	07-27-2018	03-27-2018	12%	500,000	8,351	508,351
Total				$1,250,000	$11,762	$1,261,762

(1) The $500,000 was issued in four tranches and the interest is calculated based on the dates that those tranches were issued.

5. NOTES RECEIVABLE – RELATED PARTY

On November 20, 2017, the Company made a $99,963 loan to WENN Digital Inc., a customer of the Company. This loan is unsecured, will mature one (1) year from the date of issuance and will bear interest at the rate of 7% interest per annum. As of December 31, 2017, interest of $789 has been accrued. The Company also received a 7.5% stake in the WENN Digital Inc. for making the loan.